Net Other Non-operating Income and Expenses_Details Of Other Nonoperating Income And Expenses(Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)
Other non-operating income
Gain on disposal in property and equipment	₩ 10,867,000,000		₩ 669,000,000	₩ 514,000,000
Rent received	32,254,000,000		15,847,000,000	24,366,000,000
Gains on bargain purchase	122,986,000,000	$ 115,218	628,614,000,000	0
Gain on sales of disposal group held for sale	22,371,000,000		0	0
Others	72,248,000,000		100,409,000,000	266,278,000,000
Sub-total	260,726,000,000		745,539,000,000	291,158,000,000
Other non-operating expenses
Loss on disposal in property and equipment	2,500,000,000		1,835,000,000	1,128,000,000
Donation	54,419,000,000		37,705,000,000	47,602,000,000
Restoration cost	3,465,000,000		2,255,000,000	514,000,000
Management cost for special bonds	3,279,000,000		2,024,000,000	3,099,000,000
Loss on sales of disposal group held for sale	45,764,000,000		0	0
Impairment loss on disposition of disposal group held for sale	7,198,000,000		0	0
Impairment loss for goodwill	1,202,000,000		0	0
Others	104,023,000,000		30,851,000,000	98,351,000,000
Sub-total	221,850,000,000		74,670,000,000	150,694,000,000
Net other non-operating income	₩ 38,876,000,000		₩ 670,869,000,000	₩ 140,464,000,000